SCHEDULE OF INVESTMENT (Details) - 12 months ended Dec. 31, 2022	USD ($)	HKD ($)
Net Investment Income [Line Items]
Balance as of January 1, 2022
Addition	1,858,617	14,500,000
Balance as of December 31, 2022	$ 1,858,617	14,500,000
Cost Method Investments Without Readily Determinable Fair Value [Member]
Net Investment Income [Line Items]
Balance as of January 1, 2022
Addition		14,500,000
Balance as of December 31, 2022		$ 14,500,000